Schedule I - Guarantees - Additional Information (Detail) (SeaWorld & Parks Entertainment, Inc (SEA) [Member], Senior Secured Credit Facilities [Member])	Dec. 31, 2013
SeaWorld & Parks Entertainment, Inc (SEA) [Member] | Senior Secured Credit Facilities [Member]
Guarantor Obligations [Line Items]
Percentage of equity interest owned	100.00%